UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06135

Templeton Institutional Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Templeton
Institutional Funds
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
Foreign Smaller Companies Series International Equity Series
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

ftinstitutional.com
Annual Report

Contents
Foreign Smaller Companies Series 2
International Equity Series 8
Financial Highlights and Schedules of Investments 15
Financial Statements 27
Notes to Financial Statements 30
Report of Independent Registered
Public Accounting Firm 43
Tax Information 44
Board Members and Officers 45
Shareholder Information 50
Visit ftinstitutional.com for fund updates, to
access your account, or to find helpful financial
planning tools.

ftinstitutional.com
Annual Report
Foreign Smaller Companies Series
This annual report for Foreign Smaller Companies Series
(Fund) covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund seeks Long-term capital growth. When
choosing equity investments for the Fund, we apply a
bottom-up, value-oriented, long-term approach, focusing on
the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, asset value
and cash flow potential. We also consider a company’s price/
earnings ratio, profit margins and liquidation value.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. International small-cap equities, as measured by the
Fund’s benchmark, the MSCI All Country World Index
(ACWI) ex USA Small Cap Index-NR, posted a positive total
return for the 12 months ended December 31, 2023. The
month of December 2023 was noticeably stronger for small
caps. While inflation remained elevated in most parts of the world, it moderated substantially, bolstering equities. This inflationary pressure led many of the world’s central banks
to tighten monetary policy, driving interest rates significantly higher and pressuring economic growth. However, tightening
eased as the period continued, and investors foresaw an
end to the current monetary policy cycle even as growth
continued. Equity performance varied notably by region,
as the impact of changing economic conditions varied
depending on local circumstances.
Q. How did we respond to these changing market
conditions?
A. We identified a number of compelling opportunities
trading at trough valuations considering cyclical concerns.
This included recent additions of an investment bank and a
few companies connected to real estate and home building,
areas of the market to which the Fund has had limited
exposure.
We also continued to look at the impact of generative
artificial intelligence (AI). Generative AI has benefited some of our holdings, while disrupting and potentially disrupting companies that we do not hold. We have met a number of
these companies and are debating the topic and looking for
companies that we believe could be oversold.
Performance Overview
The Fund posted a +15.90% cumulative total return for
the 12 months under review. In comparison, the Fund’s
benchmark, the MSCI All Country World Index (ACWI) ex
USA Small Cap Index-NR, which measures the performance
of global developed and emerging market small-cap
equities excluding the U.S., posted a +15.66% cumulative
total return.
1
Please note, index performance information
is provided for reference and we do not attempt to track
the index but rather undertake investments on the basis of
fundamental research. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563.
Q. What were the leading contributors to performance?
A. The Fund’s outperformance relative to the benchmark
during the period was primarily due to strong stock selection, particularly in the consumer discretionary, health care and
materials sectors. Top relative contributors included King
Yuan Electronics, which tests and packages semiconductor
products, i-SENS, a South Korean company dedicated to
improving the lives of people with diabetes, and Taiwan-
based Chicony Electronics, a leading global notebook/
desktop personal computer component manufacturer.
Regionally, North America and Asia ex-Japan made the
largest contributions to relative performance.
Geographic Composition
12/31/23
% of Total
Net Assets
Europe 44.7%
Asia 39.9%
Latin America & Caribbean 5.2%
North America 5.0%
Other 0.8%
Short-Term Investments & Other Net Assets 4.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
16
.

Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
Q. What were the leading detractors from performance?
A. Stock selection in the industrials, financials and
information technology sectors detracted from relative
performance for the year. Top relative detractors included
Xtep International Holdings, a leading China-based
sportswear brand and wholesaler, Barco, a Belgium-based
company that manufactures movie projectors and other
digital products, and Norway-based Photocure, a specialty
pharmaceutical company focused on the detection and
management of bladder cancer (not held at period-end).
Regionally, stock selection in Japan and the U.K. significantly detracted from relative performance for the year.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no significant changes to the Fund’s portfolio during the reporting period. However, we actively tried to
manage exposure to geopolitical risk and focus on bottom-
up thematic research that drives not only growth at what we
consider to be a reasonable price, but also with potentially less risk. Regionally, we have most notably increased our
exposure to Asia, specifically South Korea, at the expense of
Europe.
Thank you for your continued participation in Foreign Smaller
Companies Series. We look forward to serving your future
investment needs.
Harlan B. Hodes
Lead Portfolio Manager
David A. Tuttle, CFA
Kyle Denning, CFA
Katie Ylijoki, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
12/31/23
% of Total
Net Assets
Machinery 12.1%
Electronic Equipment, Instruments &
Components 7.4%
Leisure Products 7.3%
Textiles, Apparel & Luxury Goods 5.3%
Professional Services 4.4%
Food Products 3.8%
Capital Markets 3.7%
Health Care Equipment & Supplies 3.5%
Building Products 3.2%
Specialty Retail 3.1%
Banks 2.9%
Technology Hardware, Storage & Peripherals 2.9%
Automobile Components 2.7%
Life Sciences Tools & Services 2.6%
Other
*
30.7%
Short-Term Investments & Other Net Assets 4.4%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
OneSpaWorld Holdings Ltd. 2.2%
Diversified Consumer Services, Bahamas
Technogym SpA 2.0%
Leisure Products, Italy
Sanlorenzo SpA 2.0%
Leisure Products, Italy
Interpump Group SpA 1.7%
Machinery, Italy
Canadian Western Bank 1.7%
Banks, Canada
MEITEC Group Holdings, Inc. 1.6%
Professional Services, Japan
TechnoPro Holdings, Inc. 1.6%
Professional Services, Japan
Man Group plc 1.6%
Capital Markets, United Kingdom
Techtronic Industries Co. Ltd. 1.5%
Machinery, Hong Kong
Chicony Electronics Co. Ltd. 1.5%
Technology Hardware, Storage & Peripherals,
Taiwan
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2023
Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563.
Cumulative
Total Return

Average Annual
Total Return

–
1-Year

+15.90% +15.90%
5-Year +31.78% +5.67%
10-Year +40.77% +3.48%
See page 6 for Performance Summary footnotes.

Foreign Smaller Companies Series
Performance Summary

ftinstitutional.com
Annual Report
See page 6 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
12/31/13–12/31/23

Foreign Smaller Companies Series
Performance Summary
6
ftinstitutional.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region, the Fund may experience greater volatility than a fund that is more broadly diversified geographically. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however,
ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/22 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
5. Source: FactSet. The MSCI ACWI ex USA Small Cap Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small-cap equity securities in global developed and emerging markets, excluding the U.S. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Net Investment
Income
$0.2388
Total Annual Operating Expenses

1.02%

Your Fund’s Expenses
Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,065.00 $5.56 $1,019.82 $5.44 1.07%

ftinstitutional.com
Annual Report
International Equity Series
This annual report for International Equity Series (Fund)
covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund seeks Long-term capital growth. When
choosing equity investments for the Fund, we employ a
bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to
our evaluation of the company’s long-term earnings, asset
value and cash flow potential. We also consider a company’s
price/earnings ratio, profit margins and liquidation value. We attempt to identify those companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including
currency movements, are favorable to capital growth.
For purposes of pursuing the Fund’s investment goal, we
intend to enter into equity derivative instruments, including equity index futures contracts. We use these derivative
instruments for investment purposes, including for cash
management purposes and to generate income, to increase
liquidity and/or to adjust the Fund’s exposure to certain
equity markets in a more efficient or less expensive way.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. International equities, as measured by the Fund’s
benchmark, the MSCI All Country World Index (ACWI)
ex USA Index-NR, posted a positive total return for the
12 months ended December 31, 2023. While inflation
remained elevated in most parts of the world, it moderated
substantially, bolstering equities. This inflationary pressure led many of the world’s central banks to tighten monetary
policy, driving interest rates significantly higher and
pressuring economic growth. However, tightening eased
as the period continued, and investors foresaw an end
to the current monetary policy cycle even as growth
continued. Encouraging economic data and softening but
solid employment figures in several regions reinvigorated
expectations for an economic soft landing.
Q. How did we respond to these changing market
conditions?
A. During the year, we remained focused on identifying
areas of the market where the potential for long-term
outperformance was overlooked and undervalued by most
investors. For example, we favored Japanese equities, which
benefited from tailwinds such as reforms to boost returns
on shareholder equity, and avoided Chinese equities, which
reflected our concerns about the consumer and property
market and the waves of government regulation that have
impacted the structural profitability of several industries, most notably but not exclusively the larger internet/e-
commerce giants.
Performance Overview
The Fund’s Primary shares posted a +22.84% cumulative
total return for the 12 months under review. For comparison, the Fund’s primary benchmark, the MSCI All Country World
Index (ACWI) ex USA Index-NR, which measures the equity
market performance of global developed and emerging
markets excluding the U.S., posted a +15.62% cumulative
total return.
1
Also in comparison, the Fund’s secondary
benchmark, the MSCI Europe, Australasia, Far East (EAFE)
Index-NR, which measures the equity market performance
of global developed markets excluding the U.S. and Canada,
posted a +18.24% cumulative total return.
1
Please note,
index performance information is provided for reference and
we do not attempt to track an index but rather undertake
investments on the basis of fundamental research. You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
23
.

International Equity Series

ftinstitutional.com
Annual Report
Q. What were the leading contributors to performance?
A. The Fund outperformed its benchmark MSCI ACWI ex-
USA Index-NR for the year, driven by stock selection in the
industrials, consumer discretionary and materials sectors.
The Fund’s exposure to the diverse industrials sector
reflected specific trends rather than a macro call on the
strength of the global economy or a view that the sector in
aggregate is attractively valued. In consumer discretionary, the Fund held an eclectic mix of companies across the
sector with strong balance sheets, high free cash flow
yields, generous shareholder returns and solid long-term
growth prospects. In materials, we balanced exposure to
construction materials firms offering strong economics and
secular tailwinds with holdings in packaging and industrial
metals firms with sound balance sheets, good cost positions
and upside exposure to structural demand drivers related to
the green energy transition.
Top stock contributors for the period included Adecco
Group (Switzerland), Tokyo Electron (Japan), CRH (Ireland)
Compagnie de Saint-Gobain (France) and BAE (United
Kingdom).
Regionally, stock selection and an underweight in Asia
ex-Japan and stock selection and an overweight in the
eurozone contributed to relative performance. In Asia,
notable holdings included Taiwanese and South Korean
semiconductor companies. Ireland, Germany and France
drove returns in the Fund’s eurozone exposure.
Q. What were the leading detractors from performance?
A. An overweight in the health care sector and stock
selection in the financials and energy sectors detracted from relative performance for the year. In health care, much of
the underperformance was due to stock-specific setbacks
as some large pharmaceutical holdings faced legal or
regulatory challenges. Returns in the financials sector were hurt by the underperformance of the Fund’s bank holdings,
particularly in Asia. In energy, the positive effect of the
Fund’s overweight was offset by poor stock selection in the
energy equipment and services industry.
Top stock detractors for the period included Takeda
Pharmaceutical (Japan), United Overseas Bank (Singapore;
not held at period’s end), Redeia (Spain), Sumitomo Metal
Mining (Japan) and Bayer (Germany).
Geographic Composition
12/31/23
% of Total
Net Assets
Europe 56.8%
Asia 28.8%
North America 9.2%
Latin America & Caribbean 1.8%
Short-Term Investments & Other Net Assets 3.4%
Portfolio Composition
12/31/23
% of Total
Net Assets
Banks 13.1%
Oil, Gas & Consumable Fuels 10.6%
Pharmaceuticals 8.3%
Semiconductors & Semiconductor Equipment 6.3%
Diversified Telecommunication Services 4.0%
Automobiles 3.8%
Metals & Mining 2.9%
Technology Hardware, Storage & Peripherals 2.8%
Household Durables 2.7%
Construction Materials 2.5%
Commercial Services & Supplies 2.5%
Aerospace & Defense 2.3%
Specialty Retail 2.2%
Health Care Equipment & Supplies 2.2%
Other
*
30.4%
Short-Term Investments & Other Net Assets 3.4%
*
Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
12/31/23
Company
Industry, Country
% of Total
Net Assets
a a
Deutsche Telekom AG 4.0%
Diversified Telecommunication Services,
Germany
TotalEnergies SE 3.7%
Oil, Gas & Consumable Fuels, France
Shell plc 3.6%
Oil, Gas & Consumable Fuels, Netherlands
BP plc 3.3%
Oil, Gas & Consumable Fuels, United Kingdom
Sumitomo Mitsui Financial Group, Inc. 3.2%
Banks, Japan
Samsung Electronics Co. Ltd. 2.8%
Technology Hardware, Storage & Peripherals,
South Korea
CRH plc 2.5%
Construction Materials, United States
GFL Environmental, Inc. 2.5%
Commercial Services & Supplies, Canada
Lloyds Banking Group plc 2.5%
Banks, United Kingdom
Sanofi SA 2.4%
Pharmaceuticals, United States

International Equity Series

ftinstitutional.com
Annual Report
Regionally, an overweight in the U.K. and lack of exposure
to Latin America detracted from relative returns. During the year, we focused on U.K. companies that were more globally
than regionally focused, with banking and homebuilders
the notable exceptions. While we invest in companies,
not markets, the overweight versus the benchmark was
indicative of the overall discount of the U.K. market versus the rest of the world.
Q. Were there any significant changes to the Fund
during the reporting period?
A. No. Throughout the year, we maintained a balance
across a range of factor and style exposures. Value—as an
investment approach, more than a factor style—remained
the unifying theme. We continued to favor stocks trading at
deep valuation discounts with considerable future earnings
power driven by either cyclical tailwinds, management
initiatives or potential value creation catalysts.
Thank you for your continued participation in International
Equity Series. We look forward to serving your future
investment needs.
Peter A. Nori, CFA
Lead Portfolio Manager
Matthew R. Nagle, CFA
Heather Waddell, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2023
International Equity Series

ftinstitutional.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
3
Average Annual
Total Return
4
–
Primary
1-Year +22.84% +22.84%
5-Year +38.51% +6.73%
10-Year +33.21% +2.91%
Service
1-Year
5
+22.80% +22.80%
5-Year +37.70% +6.61%
10-Year +31.39% +2.77%
See page 13 for Performance Summary footnotes.

International Equity Series
Performance Summary

ftinstitutional.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differs from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Primary Shares
(12/31/13–12/31/23)
Service Shares
(12/31/13–12/31/23)

International Equity Series
Performance Summary

ftinstitutional.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a specific country or region , the Fund may experience greater volatility than a fund that is more broadly diversified geographically. The investment style may become out of favor, which may have a negative impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Total return was positively impacted by the recognition of tax reclaims for previously withheld taxes on dividends in certain countries across the European Union (see Note
1e in the Notes to Financial Statements section). Uncertainty exists with respect to future recognition of additional European Union tax reclaims. Total return would have been lower without recognition of such tax reclaims during the year ended 12/31/20.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 12/31/22 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
6. Source: FactSet. The MSCI ACWI ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets, excluding the U.S. The MSCI EAFE Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed markets excluding the U.S. and Canada. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(1/1/23–12/31/23)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
Primary $0.9001 $0.1524 $0.4839 $1.5364
Service $0.9068 $0.1524 $0.4839 $1.5431
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
Primary 0.83% 0.88%
Service 0.97% 1.02%

Your Fund’s Expenses
International Equity Series

ftinstitutional.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
Primary $1,000 $1,090.20 $4.12 $1,021.27 $3.98 0.78%
Service $1,000 $1,090.20 $3.62 $1,021.73 $3.50 0.69%

Templeton Institutional Funds
Financial Highlights
Foreign Smaller Companies Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.35 $21.80 $23.03 $21.40 $17.96
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.31 0.28 0.17 0.30
Net realized and unrealized gains (losses) ........... 2.30 (5.38) 2.07 1.74 3.79
Total from investment operations .................... 2.56 (5.07) 2.35 1.91 4.09
Less distributions from:
Net investment income .......................... (0.24) (0.32) (0.28) (0.22) (0.37)
Net realized gains ............................. — (0.06) (3.30) (0.06) (0.28)
Total distributions ............................... (0.24) (0.38) (3.58) (0.28) (0.65)
Net asset value, end of year ....................... $18.67 $16.35 $21.80 $23.03 $21.40
Total return .................................... 15.75% (23.19)% 10.72% 8.95% 22.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.09% 1.02% 1.04% 1.04% 1.02%
Expenses net of waiver and payments by affiliates ....... 1.09%
c
1.02%
c
1.04%
c
1.03% 1.02%
c
Net investment income ........................... 1.49% 1.76% 1.13% 0.87% 1.48%
Supplemental data
Net assets, end of year (000’s) ..................... $191,256 $353,380 $739,717 $725,098 $782,971
Portfolio turnover rate ............................ 36.62% 16.54% 31.09% 34.89% 39.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Institutional Funds
Schedule of Investments, December 31, 2023
Foreign Smaller Companies Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 95.2%
Austria 1.2%
a
AT&S Austria Technologie &
Systemtechnik AG ..............
Electronic Equipment, Instruments &
Components 28,549 $ 827,718
DO & CO AG ................... Commercial Services & Supplies 10,473 1,554,099
2,381,817
Bahamas 1.8%
b
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 241,715 3,408,182
Belgium 2.1%
Barco NV ...................... Electronic Equipment, Instruments &
Components 122,298 2,237,048
a
Kinepolis Group NV .............. Entertainment 35,896 1,773,026
4,010,074
Brazil 3.1%
Camil Alimentos SA ............... Food Products 918,600 1,597,064
b
Dexco SA ...................... Paper & Forest Products 687,600 1,144,329
M Dias Branco SA ................ Food Products 126,400 1,004,551
Tres Tentos Agroindustrial SA ....... Food Products 417,700 1,035,713
Vivara Participacoes SA ........... Textiles, Apparel & Luxury Goods 154,800 1,091,655
5,873,312
Canada 4.0%
Canaccord Genuity Group, Inc. ...... Capital Markets 154,900 888,483
Canadian Western Bank ........... Banks 136,926 3,190,117
Computer Modelling Group Ltd. ...... Software 365,004 2,790,559
North West Co., Inc. (The) .......... Consumer Staples Distribution & Retail 28,200 835,784
7,704,943
China 1.1%
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 690,000 927,235
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 2,129,792 1,203,887
2,131,122
Denmark 0.7%
Matas A/S ...................... Specialty Retail 82,771 1,414,742
Finland 1.8%
Fiskars OYJ Abp ................. Household Durables 48,960 967,305
Huhtamaki OYJ .................. Containers & Packaging 62,984 2,556,825
3,524,130
France 0.6%
Kaufman & Broad SA ............. Household Durables 36,533 1,216,815
Germany 6.5%
a
Adesso SE ..................... IT Services 12,103 1,434,784
CompuGroup Medical SE & Co. KgaA . Health Care Technology 4,731 198,050
Duerr AG ...................... Machinery 40,704 959,923
Gerresheimer AG ................ Life Sciences Tools & Services 20,935 2,178,282
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 55,320 1,735,239
b,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 95,957 2,015,436
Rational AG .................... Machinery 2,652 2,046,710
Stabilus SE ..................... Machinery 27,703 1,886,824
12,455,248

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Greece 0.5%
JUMBO SA ..................... Specialty Retail 30,827 $ 854,987
Hong Kong 3.3%
Techtronic Industries Co. Ltd. ....... Machinery 248,500 2,960,730
Value Partners Group Ltd. .......... Capital Markets 3,513,000 962,848
VTech Holdings Ltd. .............. Communications Equipment 402,500 2,430,328
6,353,906
India 1.2%
Exide Industries Ltd. .............. Automobile Components 603,254 2,302,801
Israel 0.8%
b
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 78,046 1,490,338
Italy 9.8%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 25,370 2,483,361
c
Carel Industries SpA, 144A, Reg S ... Building Products 50,108 1,372,605
Intercos SpA .................... Personal Care Products 121,463 1,917,734
Interpump Group SpA ............. Machinery 62,684 3,252,541
LU-VE SpA ..................... Building Products 33,279 848,771
Sanlorenzo SpA ................. Leisure Products 82,419 3,862,292
a,b
Seco SpA ...................... Technology Hardware, Storage & Peripherals 304,384 1,156,005
c
Technogym SpA, 144A, Reg S ...... Leisure Products 387,913 3,887,311
18,780,620
Japan 17.2%
Anicom Holdings, Inc. ............. Insurance 181,700 698,429
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 92,800 2,897,388
Bunka Shutter Co. Ltd. ............ Building Products 129,500 1,285,456
CKD Corp. ..................... Machinery 125,700 2,258,367
Glory Ltd. ...................... Machinery 43,300 824,954
Idec Corp. ...................... Electrical Equipment 74,000 1,502,454
IDOM, Inc. ..................... Specialty Retail 261,200 1,794,653
Kaneka Corp. ................... Chemicals 71,600 1,815,249
MEITEC Group Holdings, Inc. ....... Professional Services 152,000 3,041,806
Nichiha Corp. ................... Building Products 117,800 2,471,335
Nissei ASB Machine Co. Ltd. ........ Machinery 58,700 1,828,717
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 104,600 1,226,719
Sato Holdings Corp. .............. Commercial Services & Supplies 117,000 1,752,411
Shima Seiki Manufacturing Ltd. ...... Machinery 135,900 1,466,023
Shoei Co. Ltd. ................... Automobile Components 55,400 721,127
Square Enix Holdings Co. Ltd. ....... Entertainment 18,100 649,000
TechnoPro Holdings, Inc. .......... Professional Services 115,000 3,019,440
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 125,400 1,347,266
Tsumura & Co. .................. Pharmaceuticals 111,500 2,098,460
Zojirushi Corp. .................. Household Durables 13,500 142,446
32,841,700
Norway 1.4%
TGS ASA ...................... Energy Equipment & Services 207,044 2,688,821
Philippines 1.6%
Century Pacific Food, Inc. .......... Food Products 3,855,000 2,153,728
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 1,750,300 849,906
3,003,634

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Portugal 0.5%
Corticeira Amorim SGPS SA ........ Containers & Packaging 95,613 $ 964,876
South Korea 4.9%
BNK Financial Group, Inc. .......... Banks 185,429 1,020,025
b
DGB Financial Group, Inc. .......... Banks 217,052 1,419,522
b
Hite Jinro Co. Ltd. ................ Beverages 71,780 1,243,562
b
i-SENS, Inc. .................... Health Care Equipment & Supplies 120,012 2,641,681
b
Jeisys Medical, Inc. ............... Health Care Equipment & Supplies 179,684 1,450,493
b
NongShim Co. Ltd. ............... Food Products 5,151 1,616,444
9,391,727
Sweden 4.2%
c
Dometic Group AB, 144A .......... Automobile Components 233,646 2,093,482
Electrolux Professional AB, B ....... Machinery 238,359 1,300,358
Granges AB .................... Metals & Mining 162,730 1,874,286
Tethys Oil AB ................... Oil, Gas & Consumable Fuels 230,866 995,371
c
Thule Group AB, 144A, Reg S ....... Leisure Products 62,710 1,710,281
7,973,778
Switzerland 5.1%
Bucher Industries AG ............. Machinery 6,497 2,730,922
Logitech International SA .......... Technology Hardware, Storage & Peripherals 16,309 1,550,334
c
Medacta Group SA, 144A, Reg S .... Health Care Equipment & Supplies 16,799 2,512,365
Siegfried Holding AG .............. Life Sciences Tools & Services 2,823 2,887,538
9,681,159
Taiwan 8.9%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 510,037 2,907,137
Giant Manufacturing Co. Ltd. ........ Leisure Products 163,482 979,164
Johnson Health Tech Co. Ltd. ....... Leisure Products 597,000 1,335,852
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 808,000 2,230,823
Merida Industry Co. Ltd. ........... Leisure Products 234,000 1,390,556
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 206,000 1,886,644
Nien Made Enterprise Co. Ltd. ...... Household Durables 92,000 1,057,426
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 545,000 1,200,914
Shin Zu Shing Co. Ltd. ............ Machinery 341,000 1,371,306
Topkey Corp. ................... Leisure Products 150,000 874,286
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 284,000 1,801,325
17,035,433
Thailand 1.7%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 1,372,500 2,117,431
Major Cineplex Group PCL ......... Entertainment 2,701,800 1,168,534
3,285,965
United Kingdom 10.2%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 1,583,088 1,562,025
Fevertree Drinks plc .............. Beverages 96,145 1,285,714
Greggs plc ..................... Hotels, Restaurants & Leisure 57,619 1,910,261
c
Ibstock plc, 144A, Reg S ........... Construction Materials 921,642 1,779,987
Johnson Service Group plc ......... Commercial Services & Supplies 619,313 1,117,932
Man Group plc .................. Capital Markets 1,002,257 2,971,877
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 54,508 1,594,722
Pagegroup plc .................. Professional Services 363,051 2,254,620

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Rathbones Group plc ............. Capital Markets 95,563 $ 2,121,107
Savills plc ...................... Real Estate Management & Development 83,420 1,030,471
b,c
Watches of Switzerland Group plc, 144A Specialty Retail 204,874 1,847,612
19,476,328
United States 1.0%
Axis Capital Holdings Ltd. .......... Insurance 14,306 792,123
b
IMAX Corp. ..................... Entertainment 73,457 1,103,324
1,895,447
Total Common Stocks (Cost $130,702,454) .....................................
182,141,905
Warrants
a a a a a
Warrants 0.4%
Bahamas 0.4%
b
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 262,784 748,934
748,934
Total Warrants (Cost $221,371) ................................................
748,934
Total Long Term Investments (Cost $130,923,825) ...............................
182,890,839
Short Term Investments 3.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 3.3%
United States 3.3%
d
FHLB, 1/02/24 .................. 6,400,000 6,396,302
Total U.S. Government and Agency Securities (Cost $6,399,075) ..................
6,396,302
Shares
e
Investments from Cash Collateral Received for Loaned
Securities 0.3%
Money Market Funds 0.3%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 525,321 525,321
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$525,321) ...................................................................
525,321
a a a a a
Total Short Term Investments (Cost $6,924,396 ) .................................
6,921,623
a a a
Total Investments (Cost $137,848,221) 99.2% ...................................
$189,812,462
Other Assets, less Liabilities 0.8% .............................................
1,443,851
Net Assets 100.0% ...........................................................
$191,256,313
a a a
See Abbreviations on page 42 .

Templeton Institutional Funds
Schedule of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
A portion or all of the security is on loan at December 31, 2023. See Note 1(d).
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $18,146,314, representing 9.5% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 1(d) regarding securities on loan.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Financial Highlights
International Equity Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2023 2022 2021 2020 2019
Primary Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.19 $11.96 $15.22 $15.54 $14.87
Income from investment operations
a
:
Net investment income
b
......................... 0.49
c
0.26 0.26 1.03
d
0.64
Net realized and unrealized gains (losses) ........... 1.77 (1.40) 0.55 (0.32) 1.06
Total from investment operations .................... 2.26 (1.14) 0.81 0.71 1.70
Less distributions from:
Net investment income .......................... (0.90) (0.10) (1.46) (0.67) (1.02)
Net realized gains ............................. (0.64) (0.53) (2.61) (0.36) (0.01)
Total distributions ............................... (1.54) (0.63) (4.07) (1.03) (1.03)
Net asset value, end of year ....................... $10.91 $10.19 $11.96 $15.22 $15.54
Total return .................................... 22.84% (9.23)% 5.75% 5.30% 11.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.87% 0.94% 0.87% 0.82%
Expenses net of waiver and payments by affiliates ....... 0.88% 0.83% 0.91% 0.84% 0.82%
e
Net investment income ........................... 4.31%
c
2.35% 1.64% 7.51%
d
4.13%
Supplemental data
Net assets, end of year (000’s) ..................... $127,735 $196,051 $386,291 $447,139 $1,695,980
Portfolio turnover rate ............................ 18.18%
f
46.42% 44.73% 89.34% 36.83%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.34%.
d
Net investment income per share includes approximately $0.77 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.86% and total return would have been (0.03)%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f).

Templeton Institutional Funds
Financial Highlights
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2023 2022 2021 2020 2019
Service Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.45 $12.24 $15.48 $15.79 $14.97
Income from investment operations
a
:
Net investment income
b
......................... 0.49
c
0.20 0.24 1.17
d
0.98
Net realized and unrealized gains (losses) ........... 1.84 (1.38) 0.58 (0.47) 0.70
Total from investment operations .................... 2.33 (1.18) 0.82 0.70 1.68
Less distributions from:
Net investment income .......................... (0.91) (0.08) (1.45) (0.65) (0.85)
Net realized gains ............................. (0.64) (0.53) (2.61) (0.36) (0.01)
Total distributions ............................... (1.55) (0.61) (4.06) (1.01) (0.86)
Net asset value, end of year ....................... $11.23 $10.45 $12.24 $15.48 $15.79
Total return .................................... 22.68% (9.29)% 5.69% 5.16% 11.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.86% 1.01% 1.04% 1.01% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.82% 0.97% 1.00% 0.98% 0.97%
e
Net investment income ........................... 4.26%
c
1.71% 1.52% 8.42%
d
3.98%
Supplemental data
Net assets, end of year (000’s) ..................... $136 $123 $521 $448 $700
Portfolio turnover rate ............................ 18.18%
f
46.42% 44.73% 89.34% 36.83%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.29%.
d
Net investment income per share includes approximately $0.78 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.77% and total return would have been (0.14)%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f).

Templeton Institutional Funds
Schedule of Investments, December 31, 2023
International Equity Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 96.6%
Belgium 1.5%
Anheuser-Busch InBev SA/NV ...... Beverages 30,430 $ 1,964,465
Canada 2.5%
GFL Environmental, Inc. ........... Commercial Services & Supplies 91,656 3,163,049
Chile 1.8%
Antofagasta plc .................. Metals & Mining 106,954 2,287,157
China 1.4%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 7,869 1,807,352
France 10.1%
Cie de Saint-Gobain SA ........... Building Products 29,387 2,167,507
Danone SA ..................... Food Products 37,325 2,421,921
Kering SA ...................... Textiles, Apparel & Luxury Goods 2,124 940,844
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 70,044 4,763,571
a
Veolia Environnement SA .......... Multi-Utilities 84,298 2,664,740
12,958,583
Germany 13.0%
Bayer AG ...................... Pharmaceuticals 40,790 1,513,675
Continental AG .................. Automobile Components 19,559 1,661,399
Deutsche Boerse AG .............. Capital Markets 11,189 2,304,518
Deutsche Telekom AG ............. Diversified Telecommunication Services 211,003 5,073,898
Fresenius Medical Care AG ......... Health Care Providers & Services 34,162 1,428,448
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 46,760 1,953,085
SAP SE ....................... Software 17,629 2,713,853
16,648,876
Hungary 1.0%
Richter Gedeon Nyrt . ............. Pharmaceuticals 50,033 1,262,075
Ireland 1.6%
a
Smurfit Kappa Group plc ........... Containers & Packaging 53,023 2,102,144
Japan 19.9%
Hitachi Ltd. ..................... Industrial Conglomerates 35,202 2,532,519
Honda Motor Co. Ltd. ............. Automobiles 262,728 2,710,577
Isuzu Motors Ltd. ................ Automobiles 168,243 2,157,204
KDDI Corp. ..................... Wireless Telecommunication Services 57,441 1,822,266
Mitsubishi Electric Corp. ........... Electrical Equipment 182,258 2,578,330
Nitori Holdings Co. Ltd. ............ Specialty Retail 13,555 1,820,442
Sony Group Corp. ................ Household Durables 23,622 2,235,815
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 48,427 1,438,433
Sumitomo Mitsui Financial Group, Inc. . Banks 84,286 4,102,071
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 78,496 2,251,511
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 10,462 1,859,844
25,509,012
Netherlands 6.2%
ING Groep NV .................. Banks 148,960 2,233,891
SBM Offshore NV ................ Energy Equipment & Services 78,946 1,084,752
Shell plc ....................... Oil, Gas & Consumable Fuels 139,429 4,564,618
7,883,261
South Korea 4.7%
KB Financial Group, Inc. ........... Banks 34,243 1,421,000
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 58,534 3,533,732

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Shinhan Financial Group Co. Ltd. .... Banks 34,479 $ 1,063,228
6,017,960
Spain 1.5%
Redeia Corp. SA ................. Electric Utilities 119,054 1,962,114
Switzerland 1.9%
Adecco Group AG ................ Professional Services 48,199 2,367,082
Taiwan 1.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 125,298 2,402,822
Thailand 0.8%
Kasikornbank PCL ............... Banks 266,294 1,043,194
United Kingdom 20.0%
AstraZeneca plc ................. Pharmaceuticals 18,246 2,461,491
BAE Systems plc ................ Aerospace & Defense 209,057 2,959,548
Barratt Developments plc .......... Household Durables 168,847 1,209,679
BP plc ......................... Oil, Gas & Consumable Fuels 708,757 4,202,057
Compass Group plc .............. Hotels, Restaurants & Leisure 60,672 1,660,383
HSBC Holdings plc ............... Banks 325,579 2,634,233
Lloyds Banking Group plc .......... Banks 5,207,012 3,158,617
Smith & Nephew plc .............. Health Care Equipment & Supplies 205,738 2,826,570
Standard Chartered plc ............ Banks 136,650 1,159,768
Unilever plc ..................... Personal Care Products 44,964 2,177,009
WH Smith plc ................... Specialty Retail 63,154 1,072,546
25,521,901
United States 6.8%
CRH plc ....................... Construction Materials 46,235 3,182,234
b
ICON plc ....................... Life Sciences Tools & Services 8,423 2,384,299
a
Sanofi SA ...................... Pharmaceuticals 31,358 3,116,554
8,683,087
Total Common Stocks (Cost $89,731,931) ......................................
123,584,134
a a a a a
Escrows and Litigation Trusts 0.0%
b,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $89,731,931) ................................
123,584,134
Short Term Investments 2.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.0%
United States 2.0%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 2,548,785 2,548,785
Total Money Market Funds (Cost $2,548,785) ...................................
2,548,785

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
f
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.2%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 5.034% ......... 221,250 $ 221,250
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$221,250) ...................................................................
221,250
a a a a a
Total Short Term Investments (Cost $2,770,035 ) .................................
2,770,035
a a a
Total Investments (Cost $92,501,966) 98.8% ....................................
$126,354,169
Other Assets, less Liabilities 1.2% .............................................
1,516,819
Net Assets 100.0% ...........................................................
$127,870,988
a a a
a
A portion or all of the security is on loan at December 31, 2023. See Note 1(d).
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(d) regarding securities on loan.

Templeton Institutional Funds
Schedule of Investments
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2023, the Fund had the following futures contracts outstanding. See Note 1(c).
See Note 6 regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 2,252,400 3/15/24 $ 81,157
Total Futures Contracts ...................................................................... $81,157
*
As of year end .

Templeton Institutional Funds
Financial Statements
Statements of Assets and Liabilities
December 31, 2023
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Foreign Smaller
Companies
Series
International
Equity Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $137,322,900 $89,731,931
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 525,321 2,770,035
Value - Unaffiliated issuers (Includes securities loaned of $3,139,006 and $1,907,463, respectively) ............................................................ $189,287,141 $123,584,134
Value - Non-controlled affiliates (Note 3 d ) ...................................... 525,321 2,770,035
Cash ................................................................... 1,210,133 —
Foreign currency, at value (cost $ — and $515,079 respectively) ....................... — 520,215
Receivables:
Investment securities sold .................................................. 47,642 672
Capital shares sold ....................................................... 24,641 186,546
Dividends .............................................................. 814,185 3,441,248
European Union tax reclaims (Note 1 e ) ........................................ 198,814 190,421
Deposits with brokers for:
Futures contracts ....................................................... — 77,410
Variation margin on futures contracts .......................................... — 1,279
Total assets ......................................................... 192,107,877 130,771,960
Liabilities:
Payables:
Investment securities purchased ............................................. 41 —
Capital shares redeemed .................................................. 67,651 9,788
Management fees ........................................................ 148,633 75,990
Transfer agent fees ....................................................... 3,335 3,369
Professional fees ........................................................ 50,013 63,632
Trustees' fees and expenses ................................................ 540 39
IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ............ — 2,357,023
Payable upon return of securities loaned (Note 1 d ) ................................. 525,321 221,250
Accrued expenses and other liabilities .......................................... 56,030 169,881
Total liabilities ........................................................ 851,564 2,900,972
Net assets, at value ................................................ $191,256,313 $127,870,988
Net assets consist of:
Paid-in capital ............................................................ $151,577,477 $95,797,264
Total distributable earnings (losses) ............................................ 39,678,836 32,073,724
Net assets, at value ................................................ $191,256,313 $127,870,988
Shares outstanding ........................................................ 10,242,196
Net asset value per share ................................................... $18.67
International
Equity Series
Primary Shares:
Net assets, at value ....................................................................... $127,735,385
Shares outstanding ........................................................................ 11,706,955
Net asset value per share ................................................................... $10.91
Service Shares:
Net assets, at value ....................................................................... $135,603
Shares outstanding ........................................................................ 12,078
Net asset value per share ................................................................... $11.23

Templeton Institutional Funds
Financial Statements
Statements of Operations
for the year ended December 31, 2023
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller
Companies
Series
International
Equity Series
Investment income:
Dividends: (net of foreign taxes of $645,765 and $340,101, respectively)
Unaffiliated issuers ....................................................... $5,152,849 $5,546,052
Non-controlled affiliates (Note 3 d ) ............................................ — 175,401
Interest:
Unaffiliated issuers ....................................................... 219,767 3,479
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 119,155 1,369
Non-controlled affiliates (Note 3 d ) ............................................ 84,391 1,814
Other income (Note 1 e ) ..................................................... 196,669 3,579,654
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ......... — (74,993)
Total investment income .................................................. 5,772,831 9,232,776
Expenses:
Management fees (Note 3 a ) .................................................. 2,130,696 1,378,756
Transfer agent fees: (Note 3c )
    Primary Shares ......................................................... — 43,788
    Service Shares ......................................................... — 16
Transfer agent fees (Note 3 c ) ................................................. 54,722 —
Custodian fees ............................................................ 41,074 13,358
Reports to shareholders fees ................................................. 2,568 4,802
Registration and filing fees ................................................... 59,491 42,709
Professional fees .......................................................... 90,361 105,796
Trustees' fees and expenses ................................................. 36,585 25,680
Other ................................................................... 28,302 25,686
Total expenses ........................................................ 2,443,799 1,640,591
Expenses waived/paid by affiliates (Note 3 d and  3 e ) ............................. (5,518) (76,558)
Net expenses ........................................................ 2,438,281 1,564,033
Net investment income ............................................... 3,334,550 7,668,743
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:*
Unaffiliated issuers ..................................................... 24,540,396 20,082,779
Foreign currency transactions ............................................... 77,830 (69,947)
Futures contracts ........................................................ — 96,065
Net realized gain (loss) ................................................. 24,618,226 20,108,897
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 10,362,646 3,844,172
Translation of other assets and liabilities denominated in foreign currencies ............. 17,248 163,871
Futures contracts ........................................................ — 148,858
Net change in unrealized appreciation (depreciation) ........................... 10,379,894 4,156,901
Net realized and unrealized gain (loss) ........................................... 34,998,120 24,265,798
Net increase (decrease) in net assets resulting from operations ......................... $38,332,670 $31,934,541
*Includes gains from a redemption in-kind (Note 3f) $
—
$8,468,998

Templeton Institutional Funds
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Foreign Smaller Companies Series International Equity Series
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Year Ended
December 31, 2023
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $3,334,550 $9,154,319 $7,668,743 $6,213,919
Net realized gain (loss) ............ 24,618,226 (30,389,771) 20,108,897 12,372,227
Net change in unrealized appreciation
(depreciation) ................. 10,379,894 (156,503,588) 4,156,901 (49,923,932)
Net increase (decrease) in net
assets resulting from operations . 38,332,670 (177,739,040) 31,934,541 (31,337,786)
Distributions to shareholders:
Primary Shares .................. — — (17,093,312) (12,095,509)
Service Shares .................. — — (18,325) (7,083)
Distributions to shareholders ......... (2,478,019) (8,550,231) — —
Total distributions to shareholders ..... (2,478,019) (8,550,231) (17,111,637) (12,102,592)
Capital share transactions: (Note 2 )
Primary Shares .................. — — (83,129,418) (146,821,378)
Service Shares .................. — — 3,731 (376,524)
Capital share transactions (Note 2 ) ..... (197,978,448) (200,048,009) — —
Total capital share transactions ....... (197,978,448) (200,048,009) (83,125,687) (147,197,902)
Net increase (decrease) in net
assets ..................... (162,123,797) (386,337,280) (68,302,783) (190,638,280)
Net assets:
Beginning of year .................. 353,380,110 739,717,390 196,173,771 386,812,051
End of year ...................... $191,256,313 $353,380,110 $127,870,988 $196,173,771

Templeton Institutional Funds
Notes to Financial Statements

ftinstitutional.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Institutional Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. International Equity
Series offers Primary Shares and Service Shares. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Institutional Funds
Notes to Financial Statements

ftinstitutional.com
Annual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Funds to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
equity price risk. A futures contract is an agreement between
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Financial Statements

ftinstitutional.com
Annual Report
the Funds and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Funds, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statements of Assets and Liabilities. At December 31,
2023, Foreign Smaller Companies Series had no futures
contracts.
See Note 6 regarding other derivative information.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Funds receive collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, the
Foreign Smaller Companies Series and International Equity
Series held $2,831,013 and $1,850,551, respectively in U.S.
Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts
with the Fund’s custodian. The Fund cannot repledge or
resell these securities held as collateral. As such, the non-
cash collateral is excluded from the Statements of Assets
and Liabilities. The Funds may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Funds bear the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Funds. If the borrower defaults on its obligation to return the securities loaned, the Funds have the right to repurchase the securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Funds in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. International
Equity Series determined to enter into a closing agreement
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
with the IRS and recorded the estimated payments as
a reduction to income, as reflected in the Statements of
Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2023, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
Foreign Smaller Companies
Series
Shares Amount
Advisor Class
Year ended December 31, 2023
Shares sold ................................... 774,913 $13,498,672
Shares issued in reinvestment of distributions .......... 139,219 2,434,410
Shares redeemed ............................... (12,288,620) (213,911,530)
Net increase (decrease) .......................... (11,374,488) $(197,978,448)
Year ended December 31, 2022
Shares sold ................................... 4,197,769 $75,350,548
Shares issued in reinvestment of distributions .......... 520,814 8,259,148
Shares redeemed ............................... (17,038,173) (283,657,705)
Net increase (decrease) .......................... (12,319,590) $(200,048,009)
International Equity Series
Shares Amount
Primary Shares
Primary Shares:
Year ended December 31, 2023
Shares sold ................................... 1,390,671 $15,553,199
Shares issued in reinvestment of distributions .......... 1,536,843 16,457,252
Shares redeemed in-kind (Note 3 f ) .................. (5,437,954) (59,545,598)
Shares redeemed ............................... (5,026,589) (55,594,271)
Net increase (decrease) .......................... (7,537,029) $(83,129,418)
Year ended December 31, 2022
Shares sold ................................... 5,546,145 $61,560,957
Shares issued in reinvestment of distributions .......... 1,197,455 11,551,000
Shares redeemed ............................... (19,788,709) (219,933,335)
Net increase (decrease) .......................... (13,045,109) $(146,821,378)
Service Shares
Service Shares:
Year ended December 31, 2023
Shares sold ................................... 114 $1,319
Shares issued in reinvestment of distributions .......... 1,667 18,324
Shares redeemed ............................... (1,448) (15,912)
Net increase (decrease) .......................... 333 $3,731
Year ended December 31, 2022
Shares sold ................................... 2,911 $37,138
Shares issued in reinvestment of distributions .......... 716 7,083
Shares redeemed ............................... (34,473) (420,745)
Net increase (decrease) .......................... (30,846) $(376,524)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 1, 2023, Foreign Smaller Companies Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
Prior to May 1, 2023, Foreign Smaller Companies Series paid an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
Effective May 1, 2023, International Equity Series pays an investment management fee, calculated daily and paid monthly, to
TIC based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.950% Up to and including $500 million
0.930% Over $500 million, up to and including $1 billion
0.910% Over $1 billion, up to and including $5 billion
0.890% Over $5 billion, up to and including $10 billion
0.870% Over $10 billion, up to and including $15 billion
0.850% In excess of $15 billion
Annualized Fee Rate Net Assets
0.950% Up to and including $1 billion
0.930% Over $1 billion, up to and including $5 billion
0.910% Over $5 billion, up to and including $10 billion
0.890% Over $10 billion, up to and including $15 billion
0.870% Over $15 billion, up to and including $20 billion
0.850% In excess of $20 billion
Annualized Fee Rate Net Assets
0.775% Up to and including $500 million
0.755% Over $500 million, up to and including $1 billion
0.735% Over $1 billion, up to and including $5 billion
0.715% Over $5 billion, up to and including $10 billion
0.695% Over $10 billion, up to and including $15 billion
0.675% In excess of $15 billion

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
Prior to May 1, 2023, International Equity Series paid an investment management fee, calculated daily and paid monthly, to
TIC based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to Foreign Smaller Companies
Series. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Funds. The fee is paid by TIC based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
For the year ended December 31, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
International Equity Series’ Service shares may pay up to 0.15% of average daily net assets for sub-transfer agency fees.
Annualized Fee Rate Net Assets
0.775% Up to and including $1 billion
0.755% Over $1 billion, up to and including $5 billion
0.735% Over $5 billion, up to and including $10 billion
0.715% Over $10 billion, up to and including $15 billion
0.695% Over $15 billion, up to and including $20 billion
0.675% In excess of $20 billion
Foreign Smaller
Companies
Series
International
Equity Series
Gross effective investment management fee rate ........ 0.950% 0.775%
Foreign Smaller
Companies
Series
International
Equity Series
Transfer agent fees ........................ $49,993 $42,532
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended December 31, 2023, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
TIC has contractually agreed in advance to limit the investment management fees for International Equity Series to 0.74%
of the average daily net assets of the Fund until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
f. Other Affiliated Transactions
During the year ended December 31, 2023, the Louisiana State Police Retirement System (Retirement Plan) redeemed out of the International Equity Series Fund. As a result, on October 20, 2023, the Fund delivered portfolio securities and cash that were transferred in-kind to the Retirement Plan, which included $8,468,998 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $4,656,168 $21,328,298 $(25,459,145) $— $— $525,321 525,321 $84,391
Total Affiliated Securities ... $4,656,168 $21,328,298 $(25,459,145) $— $— $525,321 $84,391
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $7,572,866 $51,888,401 $(56,912,482) $— $— $2,548,785 2,548,785 $175,401
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.034% $— $409,831 $(188,581) $— $— $221,250 221,250 $1,814
Total Affiliated Securities ... $7,572,866 $52,298,232 $(57,101,063) $— $— $2,770,035 $177,215
3. Transactions with Affiliates
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
During the year ended December 31, 2023, the Foreign Smaller Companies Series Fund utilized $21,263,054 capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:
At December 31, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, derivative financial instruments and in-kind transactions.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
Foreign Smaller
Companies
Series
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 9,900,242
Foreign Smaller Companies Series International Equity Series
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $2,478,019 $8,550,231 $12,062,977 $2,738,576
Long term capital gain .................... — — 5,048,660 9,364,016
$2,478,019 $8,550,231 $17,111,637 $12,102,592
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Cost of investments ....................... $142,277,051 $94,497,731
Unrealized appreciation ..................... $60,898,602 $37,059,568
Unrealized depreciation ..................... (13,363,191) (5,121,973)
Net unrealized appreciation (depreciation) ....... $47,535,411 $31,937,595
Distributable earnings:
Undistributed ordinary income ................ $1,844,573 $59,840

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2023, such reclassifications were as follows:
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended December
31, 2023, were as follows:
At December 31, 2023, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Other Derivative Information
At December 31, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
International
Equity Series
Paid-in Capital ........................... $10,858,711
Total distributable earnings (loss) ............. $(10,858,711)
Foreign Smaller
Companies
Series
International
Equity Series
Purchases .............................. $78,873,622 $30,783,671
Sales .................................. $267,673,055 $64,426,825
Foreign Smaller
Companies
Series
International
Equity Series
Securities lending transactions
a
:
Equity investments
b
........................ $525,321 $221,250
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
International Equity Series
Equity contracts ...........
Variation margin on futures
contracts
$ 81,157
a
Variation margin on futures
contracts
$ —
Total .................... $81,157 $—
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
4. Income Taxes
(continued)

Templeton Institutional Funds
Notes to Financial Statements

ftinstitutional.com
Annual Report
For the year ended December 31, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended December 31, 2023, the average month end notional amount of futures contracts was $2,098,438.
See Note 1(c) regarding derivative financial instruments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2023, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
International Equity Series
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Futures contracts $96,065 Futures contracts $148,858
Total ....................... $96,065 $148,858
6. Other Derivative Information
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria ............................... $ 1,554,099 $ 827,718 $ — $ 2,381,817
Bahamas ............................. 3,408,182 — — 3,408,182
Belgium .............................. — 4,010,074 — 4,010,074
Brazil ................................ — 5,873,312 — 5,873,312
Canada .............................. 7,704,943 — — 7,704,943
China ............................... — 2,131,122 — 2,131,122
Denmark ............................. 1,414,742 — — 1,414,742
Finland .............................. — 3,524,130 — 3,524,130
France ............................... — 1,216,815 — 1,216,815
Germany ............................. — 12,455,248 — 12,455,248
Greece .............................. 854,987 — — 854,987
Hong Kong ........................... — 6,353,906 — 6,353,906
India ................................ — 2,302,801 — 2,302,801
Israel ................................ — 1,490,338 — 1,490,338
Italy ................................. 2,766,505 16,014,115 — 18,780,620
Japan ............................... — 32,841,700 — 32,841,700
Norway .............................. — 2,688,821 — 2,688,821
Philippines ............................ 3,003,634 — — 3,003,634
Portugal .............................. 964,876 — — 964,876
South Korea .......................... — 9,391,727 — 9,391,727
Sweden .............................. — 7,973,778 — 7,973,778
Switzerland ........................... 1,550,334 8,130,825 — 9,681,159
Taiwan ............................... 1,886,644 15,148,789 — 17,035,433
Thailand ............................. — 3,285,965 — 3,285,965
United Kingdom ........................ 11,342,728 8,133,600 — 19,476,328
United States .......................... 1,895,447 — — 1,895,447
Warrants .............................. 748,934 — — 748,934
Short Term Investments ................... 525,321 6,396,302 — 6,921,623
Total Investments in Securities ........... $39,621,376 $150,191,086
a
$— $189,812,462
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. — 1,964,465 — 1,964,465
Canada .............................. 3,163,049 — — 3,163,049
Chile ................................ — 2,287,157 — 2,287,157
China ............................... 1,807,352 — — 1,807,352
France ............................... — 12,958,583 — 12,958,583
Germany ............................. — 16,648,876 — 16,648,876
Hungary ............................. 1,262,075 — — 1,262,075
9. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Ireland ............................... $ — $ 2,102,144 $ — $ 2,102,144
Japan ............................... — 25,509,012 — 25,509,012
Netherlands ........................... — 7,883,261 — 7,883,261
South Korea .......................... — 6,017,960 — 6,017,960
Spain ................................ — 1,962,114 — 1,962,114
Switzerland ........................... — 2,367,082 — 2,367,082
Taiwan ............................... — 2,402,822 — 2,402,822
Thailand ............................. — 1,043,194 — 1,043,194
United Kingdom ........................ 2,959,548 22,562,353 — 25,521,901
United States .......................... 2,384,299 6,298,788 — 8,683,087
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 2,770,035 — — 2,770,035
Total Investments in Securities ........... $14,346,358 $112,007,811
c
$— $126,354,169
Other Financial Instruments:
Futures contracts ........................ $ 81,157 $ — $ — $ 81,157
Total Other Financial Instruments ......... $81,157 $— $— $81,157
a
Includes foreign securities valued at $143,794,784, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $112,007,811, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
FHLB
Federal Home Loan Banks
9. Fair Value Measurements
(continued)

TEMPLETON INSTITUTIONAL FUNDS
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Institutional Funds and Shareholders of Foreign Smaller Companies Series and
International Equity Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Foreign
Smaller Companies Series and International Equity Series (constituting Templeton Institutional Funds, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31,
2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

TEMPLETON INSTITUTIONAL FUNDS
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2023:
Pursuant to:
Foreign Smaller
Companies Series
International
Equity Series
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $8,591,063
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,947,941 $5,646,546
Section 163(j) Interest Earned §163(j) $143,321 —
Interest Earned from Federal
Obligations Note (1) $218,605 —
Foreign Smaller
Companies Series
Foreign Taxes Paid $705,781
Foreign Source Income
Earned $4,233,138

Templeton Institutional Funds
Board Members and Officers

ftinstitutional.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 118 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 29 Ares Strategic Income Fund
(closed-end investment
management company) (September
2022-present); Ares Capital
Corporation (specialty finance
company) (2010-present); and
formerly United Natural Foods,
Inc. (food distribution) (2013-2023)
and Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January 2023 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2016 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1996
and Lead Independent
Trustee since 2007
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023);Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 29 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 1990 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board, Vice
President and
Trustee
Chairman of the
Board and Vice
President since 2023
and Trustee since 2007
128 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/
Legg Mason fund complex.
Independent Board Members
(continued)

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings (1974) Chief Executive
Officer - Finance
and Administration
Since January
2024
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Manraj S. Sekhon (1969) President and
Chief Executive
Officer –
Investment
Management
Since April 2023 Not Applicable Not Applicable
7 Temasek Blvd.
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since
June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Templeton Institutional Funds

ftinstitutional.com
Annual Report
was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Templeton Institutional Funds
Shareholder Information

ftinstitutional.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended December 31.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

ZTIF A 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Templeton Institutional Funds
Investment Manager Distributor Shareholder Services
Templeton Investment
Counsel, LLC
Franklin Distributors, LLC (800) 321-8563
ftinstitutional.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial experts are Ann

Torre Bates and David W. Niemiec
and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $82,442 for the fiscal year ended December 31, 2023 and $90,013 for the fiscal year ended December 31, 2022.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,000 for the fiscal year ended December 31, 2023 and $3,000 for the fiscal year ended December 31, 2022. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended December 31, 2023 and $70,000 for the fiscal year ended December 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $48,626 for the fiscal year ended December 31, 2023 and $190,211 for the fiscal year ended December 31, 2022. The services for which these fees were paid included fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $121,626 for the fiscal year ended December 31, 2023 and $263,211 for the fiscal year ended December 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 26, 2024